FINANCIAL LIABILITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual			3.35%
Equity issued, exchangeable shares (in shares)	$ 2,100,000
Number of share issued, opening (in dollar per share)			$ 60.81
Exchangeable shares issued, gross	$ 134
Share issue related cost	$ 6
Dividends recognised as distributions to owners			$ 115	$ 66	$ 0
Exchangeable shares outstanding (Shares)
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion (in shares)			24,366	1,388,874
Inter Pipeline
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)		$ 26,000,000
Exchange LP unit conversion, shares (in shares)		$ 400,000
Share capital
Disclosure of detailed information about financial instruments [line items]
Number of share issued, opening (in dollar per share)	$ 62.70